Cash and Cash Equivalents - Disclosure Of Details of cash at banks and other credit institutions, foreign currency, Geographical Areas (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Cash at banks and other credit institutions, foreign currency	€ 68,015	€ 63,623
USD
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Cash at banks and other credit institutions, foreign currency	64,974	63,109
GBP
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Cash at banks and other credit institutions, foreign currency	2,201	237
NOK
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Cash at banks and other credit institutions, foreign currency	112	44
SEK
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Cash at banks and other credit institutions, foreign currency	360	125
DKK
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Cash at banks and other credit institutions, foreign currency	320	108
AUD
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Cash at banks and other credit institutions, foreign currency	€ 48	€ 0